S000057734 [Member] Investment Objectives and Goals - Morningstar Global Opportunistic Equity Fund	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section Morningstar Global Opportunistic Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation over a full market cycle.